Acquisitions and Dispositions - Schedule of Finite-Lived Intangible Assets (Details) - USD ($)		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2021
Total Intangible Assets, net of amortization		$ 236,030
Restaurant.com [Member]
Assigned life	2 years
Intangible assets, gross		1,580,000
Accumulated amortization		(720,000)
Total Intangible Assets, net of amortization		$ 860,000
Restaurant.com [Member] | Customer Relationships [Member]
Assigned life		24 months
Intangible assets, gross		$ 590,000
Restaurant.com [Member] | Restaurant Relationships [Member]
Assigned life		24 months
Intangible assets, gross		$ 470,000
Restaurant.com [Member] | Developed Technology [Member]
Assigned life		24 months
Intangible assets, gross		$ 380,000
Restaurant.com [Member] | Brand [Member]
Assigned life, description		Indefinite
Intangible assets, gross		$ 140,030